Other reserves - Summary of other reserves and translation reserve (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other reserves and translation reserve
Equity at beginning of period	£ 3,439	£ 3,754	£ 3,224
Profit attributable to shareholders	1,934	1,781	1,634
Dividends paid	(1,130)	(1,066)	(992)
Actuarial (losses)/gains on defined benefit pension schemes	43	(75)	164
Fair value movements on cash flow hedges	11	29	(18)
Transfer to profit from cash flow hedge reserve	(20)	18	(17)
Tax recognised in other comprehensive income	(8)	7	(35)
Exchange differences on translation of foreign operations	175	(285)	427
Increase in share based remuneration reserve (including tax)	79	77	47
Acquisition of non-controlling interest	(1)		(1)
Equity at end of period	£ 3,504	£ 3,439	3,754
Cancellation of treasury share	29.0	31.0
Other reserves and translation reserve
Other reserves and translation reserve
Equity at beginning of period	£ 2,180	£ 2,394
Profit attributable to shareholders	1,934	1,781
Dividends paid	(1,121)	(1,059)
Actuarial (losses)/gains on defined benefit pension schemes	43	(75)
Fair value movements on cash flow hedges	11	29
Transfer to profit from cash flow hedge reserve	(20)	18
Tax recognised in other comprehensive income	(8)	7
Exchange differences on translation of foreign operations	175	(285)
Cancellation of shares	(850)	(673)
Increase in share based remuneration reserve (including tax)	79	77
Settlement of share awards	(53)	(34)
Acquisition of non-controlling interest	(44)
Equity at end of period	2,326	2,180	2,394
Translation reserve
Other reserves and translation reserve
Equity at beginning of period	392	677	250
Exchange differences on translation of foreign operations	175
Equity at end of period	567	392	677
Exchange differences on net debt	46
Exchange differences on assets, net of other liabilities	129
Other reserves
Other reserves and translation reserve
Equity at beginning of period	1,788	1,717	2,081
Dividends paid	(1,121)	(1,059)	(983)
Cancellation of shares	(850)	(673)	(1,120)
Increase in share based remuneration reserve (including tax)	79	77	47
Settlement of share awards	(53)	(34)	(35)
Acquisition of non-controlling interest	(44)		(1)
Equity at end of period	1,759	1,788	£ 1,717
Hedge reserve
Other reserves and translation reserve
Equity at beginning of period	27
Fair value movements on cash flow hedges	11	29
Transfer to profit from cash flow hedge reserve	(20)	18
Tax recognised in other comprehensive income	3
Equity at end of period	21	27
Other reserves excluding hedges
Other reserves and translation reserve
Equity at beginning of period	1,761
Profit attributable to shareholders	1,934
Dividends paid	(1,121)
Actuarial (losses)/gains on defined benefit pension schemes	43
Tax recognised in other comprehensive income	(11)
Cancellation of shares	(850)
Increase in share based remuneration reserve (including tax)	79
Settlement of share awards	(53)
Acquisition of non-controlling interest	(44)
Equity at end of period	£ 1,738	£ 1,761